Inventory (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory:
Work-in-progress	$ 91,144	$ 98,437	$ 142,562
Finished goods	11,675	12,650	18,739
Total Inventory	$ 102,819	$ 111,087	$ 161,301